Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	¥ 202,680	¥ 802,332	¥ 1,531,127
Net cash provided by operating activities	685,194	4,181,040	2,384,590
Cash flows from investing activities:
Net decrease (increase) in interest-earning deposits with banks	2,430,244	(4,005,422)	(15,763,663)
Other-net	(184,800)	(72,106)	(69,011)
Net cash provided by (used in) investing activities	7,248,335	(12,994,976)	(10,975,679)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	12,617,836	6,335,881	7,805,572
Repayment of long-term debt	(6,804,292)	(3,786,480)	(3,072,630)
Proceeds from sales of treasury stock	256	15	2
Payments for acquisition of preferred stock			(390,000)
Payments for acquisition of treasury stock	(217,803)	(200,053)	(100,076)
Dividends paid	(246,345)	(251,448)	(263,920)
Other-net	105,995	6,703	50,358
Net cash provided by financing activities	9,145,300	14,168,679	8,183,248
Net increase (decrease) in cash and cash equivalents	17,026,419	5,303,086	(335,992)
Cash and cash equivalents at beginning of fiscal year	8,656,322	3,353,236	3,689,228
Cash and cash equivalents at end of fiscal year	25,682,741	8,656,322	3,353,236
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	202,680	802,332	1,531,127
Adjustments and other	371,901	(158,564)	(980,631)
Net cash provided by operating activities	574,581	643,768	550,496
Cash flows from investing activities:
Proceeds from sales of other investment securities			130,000
Proceeds from sales of investment in subsidiaries and affiliated companies	1,574		390,000
Purchase of equity investment in an affiliated company	(91,877)
Net increase in loans to subsidiaries	(1,802,664)	(1,433,700)	(190,000)
Net decrease (increase) in interest-earning deposits with banks	(5,335)	(4)	111,295
Other-net	(2,659)	(3,135)	(60,140)
Net cash provided by (used in) investing activities	(1,900,961)	(1,436,839)	381,155
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries	(32,412)	(84,959)	(179,380)
Proceeds from issuance of long-term debt	1,808,672	1,432,755	190,000
Repayment of long-term debt	(20)	(22)	(20)
Repayment of long-term debt to subsidiaries and affiliated companies	(1,136)		(130,000)
Proceeds from sales of treasury stock	1	2	2
Payments for acquisition of preferred stock			(390,000)
Payments for acquisition of treasury stock	(200,028)	(200,053)	(100,045)
Dividends paid	(246,564)	(251,497)	(263,978)
Other-net	(9,333)	(14,366)	(5,598)
Net cash provided by financing activities	1,319,180	881,860	(879,019)
Net increase (decrease) in cash and cash equivalents	(7,200)	88,789	52,632
Cash and cash equivalents at beginning of fiscal year	160,440	71,651	19,019
Cash and cash equivalents at end of fiscal year	¥ 153,240	¥ 160,440	¥ 71,651